Long-Term Debt - Carrying Value of Long Term Debt Instruments (Parenthetical) (Detail) - CAD CAD in Millions		12 Months Ended
	Oct. 06, 2017	Dec. 31, 2017
5.375% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Number of basis points		0.40%
3.527% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Number of basis points		0.20%
4.150% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Number of basis points		0.35%
4.90% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Number of basis points		0.35%
7.768% Medium term notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Early redemption premium before income taxes	CAD 44
Medium Term Notes 1 [Member]
Disclosure of detailed information about borrowings [Line Items]
Number of basis points		0.39%